ROC ETF
Schedule of Investments
October 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.2%
351	Axon Enterprise, Inc. (a)	$51,049
570	Mercury Systems, Inc. (a)	27,588
		78,637
Air Freight & Logistics - 0.8%
310	United Parcel Service, Inc. - Class B	52,009

Airlines - 0.4%
764	Southwest Airlines Co. (a)	27,771

Apparel Retail - 0.4%
333	TJX Cos., Inc.	24,009

Apparel, Accessories & Luxury Goods - 0.1%
40	Ralph Lauren Corp.	3,708

Application Software - 4.6%
276	Cadence Design Systems, Inc. (a)	41,784
120	Ceridian HCM Holding, Inc. (a)	7,943
66	Intuit, Inc.	28,215
180	Nutanix, Inc. - Class A (a)	4,932
151	Paylocity Holding Corp. (a)	35,000
1,120	Salesforce, Inc. (a)	182,101
		299,975
Asset Management & Custody Banks - 0.5%
1,125	Franklin Resources, Inc.	26,381
99	KKR & Co., Inc.	4,814
		31,195
Automotive Retail - 1.0%
18	AutoZone, Inc. (a)	45,592
342	CarMax, Inc. (a)	21,549
		67,141
Biotechnology - 4.7%
950	Alnylam Pharmaceuticals, Inc. (a)	196,897
984	Neurocrine Biosciences, Inc. (a)	113,278
		310,175
Cable & Satellite - 3.0%
4,429	Comcast Corp. - Class A	140,576
1,358	Liberty Media Corp. - Liberty SiriusXM - Class A	57,633
		198,209
Communications Equipment - 0.4%
242	Arista Networks, Inc. (a)	29,248

Data Processing & Outsourced Services - 2.0%
193	Mastercard, Inc. - Class A	63,339
90	SS&C Technologies Holdings, Inc.	4,628
303	Visa, Inc. - Class A	62,769
		130,736
Diversified Banks - 1.5%
803	JPMorgan Chase & Co.	101,082

Diversified Support Services - 0.3%
180	Copart, Inc. (a)	20,704

Electric Utilities - 0.5%
472	Southern Co.	30,907

Electronic Components - 0.7%
608	Amphenol Corp. - Class A	46,105

Electronic Equipment & Instruments - 0.8%
300	Keysight Technologies, Inc. (a)	52,245

Financial Exchanges & Data - 1.0%
199	S&P Global, Inc.	63,929

Footwear - 0.4%
284	Nike, Inc. - Class B	26,321

General Merchandise Stores - 1.4%
575	Target Corp.	94,444

Health Care Equipment - 0.5%
330	QuidelOrtho Corp. (a)	29,641

Health Care Technology - 0.6%
1,248	Teladoc Health, Inc. (a)	36,991

Home Improvement Retail - 2.1%
464	Home Depot, Inc.	137,404

Hotels, Resorts & Cruise Lines - 0.2%
93	Marriott International, Inc. - Class A	14,890

Hypermarkets & Super Centers - 3.1%
404	Costco Wholesale Corp.	202,606

Industrial Conglomerates - 0.9%
488	3M Co.	61,385

Industrial Machinery - 1.4%
414	Illinois Tool Works, Inc.	88,401
61	Stanley Black & Decker, Inc.	4,788
		93,189
Insurance Brokers - 1.0%
1,143	Brown & Brown, Inc.	67,197

Integrated Telecommunication Services - 2.3%
4,114	Verizon Communications, Inc.	153,740

Internet & Direct Marketing Retail - 4.1%
2,614	Amazon.com, Inc. (a)	267,778

Internet Services & Infrastructure - 1.4%
189	Okta, Inc. (a)	10,607
293	Snowflake, Inc. - Class A (a)	46,968
373	Twilio, Inc. - Class A (a)	27,740
30	VeriSign, Inc. (a)	6,014
		91,329
Investment Banking & Brokerage - 2.5%
2,017	Charles Schwab Corp.	160,694
161	Jefferies Financial Group, Inc.	5,540
		166,234
Leisure Products - 0.2%
216	Brunswick Corp.	15,265

Managed Health Care - 3.2%
382	UnitedHealth Group, Inc.	212,067

Metal & Glass Containers - 0.4%
496	Silgan Holdings, Inc.	23,491

Multi-Sector Holdings - 2.8%
621	Berkshire Hathaway, Inc. - Class B (a)	183,251

Multi-Utilities - 2.6%
1,024	Dominion Energy, Inc.	71,649
490	Sempra Energy	73,961
270	WEC Energy Group, Inc.	24,659
		170,269
Oil & Gas Exploration & Production - 2.3%
240	Continental Resources, Inc.	17,753
758	EOG Resources, Inc.	103,482
216	Hess Corp.	30,473
		151,708
Oil & Gas Storage & Transportation - 2.4%
1,120	ONEOK, Inc.	66,438
2,791	Williams Cos., Inc.	91,349
		157,787
Packaged Foods & Meats - 4.1%
1,052	Campbell Soup Co.	55,661
771	General Mills, Inc.	62,898
405	Hershey Co.	96,702
797	Mondelez International, Inc. - Class A	49,000
1	Seaboard Corp.	3,746
		268,007
Paper Packaging - 0.9%
2,618	Graphic Packaging Holding Co.	60,109

Pharmaceuticals - 6.5%
428	Jazz Pharmaceuticals PLC (a)(b)	61,542
1,000	Johnson & Johnson	173,970
2,322	Pfizer, Inc.	108,089
553	Zoetis, Inc.	83,381
		426,982
Real Estate Services - 0.5%
434	CBRE Group, Inc. - Class A (a)	30,788

Regional Banks - 1.7%
60	Cullen/Frost Bankers, Inc.	9,303
360	Pinnacle Financial Partners, Inc.	29,876
1,604	Truist Financial Corp.	71,843
		111,022
Restaurants - 1.1%
525	Starbucks Corp.	45,460
633	Yum China Holdings, Inc.	26,175
		71,635
Semiconductor Equipment - 0.1%
60	MKS Instruments, Inc.	4,929

Semiconductors - 3.4%
1,481	Advanced Micro Devices, Inc. (a)	88,949
759	Intel Corp.	21,578
617	Microchip Technology, Inc.	38,094
415	NVIDIA Corp.	56,013
55	Skyworks Solutions, Inc.	4,731
126	Universal Display Corp.	11,998
		221,363
Specialty Chemicals - 0.9%
630	International Flavors & Fragrances, Inc.	61,494

Systems Software - 5.3%
1,382	Microsoft Corp.	320,804
2,124	UiPath, Inc. - Class A (a)	26,869
		347,673
Technology Distributors - 0.3%
120	CDW Corp.	20,737

Technology Hardware, Storage & Peripherals - 7.2%
2,848	Apple, Inc.	436,712
1,211	HP, Inc.	33,448
		470,160
Trading Companies & Distributors - 2.2%
420	Fastenal Co.	20,299
394	United Rentals, Inc. (a)	124,390
		144,689
Trucking - 1.6%
595	JB Hunt Transport Services, Inc.	101,787
120	XPO Logistics, Inc. (a)	6,209
		107,996
Wireless Telecommunication Services - 1.9%
828	T-Mobile U.S., Inc. (a)	125,492

	TOTAL COMMON STOCKS (Cost $7,007,201)	6,397,848

REAL ESTATE INVESMENT TRUSTS - 2.2%
35	AvalonBay Communities, Inc.	6,129
240	Federal Realty Investment Trust	23,755
2,178	Medical Properties Trust, Inc.	24,938
615	Prologis, Inc.	68,111
60	SBA Communications Corp.	16,194
120	SL Green Realty Corp.	4,762
		143,889
	TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $195,236)	143,889

MONEY MARKET FUNDS - 0.4%
23,422	First American Government Obligations Fund - Class X, 2.92% (c)	23,422
	TOTAL MONEY MARKET FUNDS (Cost $23,422)	23,422

	TOTAL INVESTMENTS (Cost $7,225,859) - 100.0%	6,565,159
	Other Assets in Excess of Liabilities - 0.0% (d)	2,306
	TOTAL NET ASSETS - 100.0%	$6,567,465

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

ROC ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2022:

DESCRIPTION	Level 1	Level 2	Level 3	TOTAL
ROC ETF
Assets*
Common Stocks	$6,397,848	$-	$-	$6,397,848
Real Estate Investment Trusts	143,889	-	-	143,889
Money Market Funds	23,422	-	-	23,422
Total Investments in Securities	$6,565,159	$-	$-	$6,565,159

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended October 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.